Transfers of financial assets and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2011
Transfers of financial assets and variable interest entities
Securitizations

in	2011	2010	2009

Gains and cash flows (CHF million)

CMBS
Net gain [1]	6	13	0

Proceeds from transfer of assets	974	523	144

Servicing fees	1	1	1

Cash received on interests that continue to be held	205	150	244

RMBS
Net gain [1]	65	214	194

Proceeds from transfer of assets	30,695	52,308	34,246

Purchases of previously transferred financial assets or their underlying collateral	(4)	0	(46)

Servicing fees	3	6	6

Cash received on interests that continue to be held	382	488	329

ABS [2]
Net gain [1]	0	0	19

Proceeds from transfer of assets	0	0	104

Purchases of previously transferred financial assets or their underlying collateral	0	0	(18)

Cash received on interests that continue to be held	4	6	18

CDO
Net gain [1]	25	69	107

Proceeds from transfer of assets	988	2,952	2,374

Purchases of previously transferred financial assets or their underlying collateral [3]	(206)	(1,823)	(1,850)

Cash received on interests that continue to be held	32	157	13

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral are the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 2 Primarily home equity loans. 3 Represents market-making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Other asset-backed financing activities

in	2011	2010	2009

Gains and cash flows (CHF million)

Net gain/(loss) [1]	(1)	16	12

Proceeds from transfer of assets [2]	280	1,424	3,494

Purchases of previously transferred financial assets or their underlying collateral	(50)	(696)	(219)

Servicing fees	1	0	0

Cash received on interests that continue to be held	665	1,376	1,422

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the other asset-backed financing activity. The gains or losses on the sale of the collateral are the difference between the fair value on the day prior to the other asset-backed financing activity pricing date and the sale price of the loans. 2 Primarily home equity loans.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement

end of	2011	2010

CHF million

CMBS
Principal amount outstanding	35,487	45,129

Total assets of SPE	52,536	65,667

RMBS
Principal amount outstanding	91,242	79,077

Total assets of SPE	95,297	85,556

ABS
Principal amount outstanding	3,023	4,171

Total assets of SPE	3,023	4,171

CDO
Principal amount outstanding	20,729	29,275

Total assets of SPE	20,729	29,279

Other asset-backed financing activities
Principal amount outstanding	11,481	10,770

Total assets of SPE	11,555	10,770

Principal amounts outstanding relate to assets transferred from the Goup and do not include principle amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer

	2011						2010

at time of transfer in			CMBS			RMBS			CMBS			RMBS

CHF million, except where indicated

Fair value of beneficial interests			57			5,095			79			3,110

of which level 2			42			4,695			79			2,751

of which level 3			15			399			0			359

Weighted-average life, in years			7.2			5.4			6.4			7.7

Prepayment speed assumption (rate per annum), in % [1]			15.0	9.0	–	34.9			–	0.0	–	43.7

Cash flow discount rate (rate per annum), in % [2]	2.9	–	10.6	0.5	–	71.2	5.5	–	10.2	0.0	–	70.1

Expected credit losses (rate per annum), in %	1.2	–	9.3	0.3	–	71.0	3.2	–	8.0	0.0	–	71.5

Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs

end of 2011			CMBS	[1]			RMBS	ABS			CDO	[2]			Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests			342				2,960	10			244				1,500

of which non-investment grade			133				688	10			42				1,461

Weighted-average life, in years			4.1				5.3	18.9			2.9				2.4

Prepayment speed assumption (rate per annum), in % [3]			–		0.1	–	30.0	–			–				–

Impact on fair value from 10% adverse change			–				(44.2)	–			–				–

Impact on fair value from 20% adverse change			–				(86.6)	–			–				–

Cash flow discount rate (rate per annum), in % [4]	2.3	–	50.1		0.3	–	49.1	–	2.6	–	58.7		0.7	–	12.8

Impact on fair value from 10% adverse change			(30.5)				(94.4)	–			(3.9)				(4.3)

Impact on fair value from 20% adverse change			(36.2)				(151.9)	–			(7.3)				(8.6)

Expected credit losses (rate per annum), in %	1.9	–	49.0		0.9	–	48.9	–	5.4	–	31.8		9.5	–	12.2

Impact on fair value from 10% adverse change			(29.8)				(83.6)	–			(2.7)				(4.1)

Impact on fair value from 20% adverse change			(34.8)				(131.5)	–			(5.1)				(8.1)

end of 2010			CMBS	[1]			RMBS			ABS			CDO	[2]			Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests			412				1,694			22			262				2,440

of which non-investment grade			25				1,070			22			35				2,397

Weighted-average life, in years			3.4				6.9			11.4			1.8				3.7

Prepayment speed assumption (rate per annum), in % [3]			–		0.2	–	35.8	0.0	–	4.1			–				–

Impact on fair value from 10% adverse change			–				(38.8)			(0.1)			–				–

Impact on fair value from 20% adverse change			–				(78.1)			(0.3)			–				–

Cash flow discount rate (rate per annum), in % [4]	2.2	–	40.3		2.2	–	52.5	7.5	–	28.0	0.7	–	29.2		0.8	–	7.8

Impact on fair value from 10% adverse change			(13.7)				(61.8)			(1.0)			(1.3)				(4.6)

Impact on fair value from 20% adverse change			(26.6)				(117.6)			(1.8)			(2.6)				(9.3)

Expected credit losses (rate per annum), in %	1.8	–	40.2		1.5	–	49.9	3.6	–	24.9	0.8	–	27.6		6.6	–	13.3

Impact on fair value from 10% adverse change			(9.8)				(48.2)			(0.6)			(0.8)				(4.1)

Impact on fair value from 20% adverse change			(19.2)				(92.1)			(1.2)			(1.5)				(8.4)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDOs are generally structured to be protected from prepayment risk. 3 PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate is based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved

end of	2011	2010

CHF million

CMBS
Other assets	664	602

Liability to SPE, included in Other liabilities	(664)	(602)

RMBS
Other assets	12	58

Liability to SPE, included in Other liabilities	(12)	(58)

ABS
Trading assets	43	19

Other assets	1,268	1,341

Liability to SPE, included in Other liabilities	(1,312)	(1,360)

CDO
Trading assets	40	203

Other assets	206	171

Liability to SPE, included in Other liabilities	(246)	(374)

Other asset-backed financing activities
Trading assets	1,768	1,381

Other assets	0	29

Liability to SPE, included in Other liabilities	(1,768)	(1,410)

Consolidated VIEs in which the Group was primary beneficiary

			Financial intermediation

end of 2011	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,202	24	0	43	102	25	1,396

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	19	0	0	0	0	19

Trading assets	1,207	728	18	2,681	554	1,211	6,399

Investment securities	0	41	0	0	0	0	41

Other investments	0	0	0	0	1,863	483	2,346

Net loans	0	4,720	0	0	62	1,158	5,940

Premises and equipment	0	0	0	0	564	82	646

Loans held-for-sale	7,231	0	3,941	0	2	0	11,174

Other assets	43	751	0	30	741	263	1,828

Total assets of consolidated VIEs	9,683	6,283	3,959	2,754	3,888	3,222	29,789

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	221	221

Trading liabilities	30	0	0	0	3	1,253	1,286

Short-term borrowings	0	6,141	0	0	0	0	6,141

Long-term debt	9,383	24	4,483	276	227	465	14,858

Other liabilities	69	2	0	24	158	493	746

Total liabilities of consolidated VIEs	9,482	6,167	4,483	300	388	2,432	23,252

			Financial intermediation

end of 2010	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,011	24	95	118	129	55	1,432

Trading assets	1,943	1,392	31	3,417	605	1,329	8,717

Investment securities	0	72	0	0	0	0	72

Other investments	0	0	0	46	1,781	507	2,334

Net loans	0	2,521	0	0	60	1,164	3,745

Premises and equipment	0	0	0	0	39	33	72

Loans held-for-sale	7,510	0	7,960	0	0	0	15,470

Other assets	58	1,278	1	65	2,278	420	4,100

Total assets of consolidated VIEs	10,522	5,287	8,087	3,646	4,892	3,508	35,942

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	54	54

Trading liabilities	33	0	0	149	0	6	188

Short-term borrowings	0	4,307	0	26	0	0	4,333

Long-term debt	9,617	23	9,139	499	221	240	19,739

Other liabilities	54	6	99	32	322	327	840

Total liabilities of consolidated VIEs	9,704	4,336	9,238	706	543	627	25,154

Non-consolidated VIEs

		Financial intermediation

end of 2011	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	126	5,497	1,449	834	2,395	10,301

Net loans	0	123	1,627	4,742	3,257	9,749

Other assets	0	0	32	0	391	423

Total variable interest assets	126	5,620	3,108	5,576	6,043	20,473

Maximum exposure to loss (CHF million)

Maximum exposure to loss	153	7,056	3,505	6,051	6,413	23,178

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	7,093	113,845	58,815	23,633	20,748	224,134

		Financial intermediation

end of 2010	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	130	3,847	2,426	645	2,905	9,953

Net loans	332	145	1,634	6,520	2,031	10,662

Other assets	0	0	80	0	32	112

Total variable interest assets	462	3,992	4,140	7,165	4,968	20,727

Maximum exposure to loss (CHF million)

Maximum exposure to loss	634	7,686	4,270	7,936	5,370	25,896

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	10,491	115,024	66,068	31,006	15,778	238,367